Annual Fund Operating Expenses	Jul. 29, 2025
Macquarie Global Listed Infrastructure ETF | Class - Macquarie Global Listed Infrastructure ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.50%	[2]
Macquarie Energy Transition ETF | Class - Macquarie Energy Transition ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.80%	[4]
Macquarie Focused Large Growth ETF | Class - Macquarie Focused Large Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.45%	[6]
Macquarie Focused SMID Cap Core ETF | Class - Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.69%
Macquarie Focused International Core ETF | Class - Macquarie Focused International Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.59%
Macquarie Focused Emerging Markets Equity ETF | Class - Macquarie Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	0.86%	[10]
Macquarie National High-Yield Municipal Bond ETF | Class - Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Macquarie Tax-Free USA Short Term ETF | Class - Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Macquarie Tax-Free USA Intermediate ETF | Class - Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.35%
Macquarie Tax-Free USA ETF | Class - Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.39%

[1]	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.
[2]	The total annual Fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.
[3]	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.
[4]	The total annual Fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.
[5]	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.
[6]	The total annual Fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.
[7]	Other expenses are based on estimated amounts for the current fiscal year.
[8]	Other expenses are based on estimated amounts for the current fiscal year.
[9]	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.
[10]	The total annual Fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.
[11]	Other expenses are based on estimated amounts for the current fiscal year.
[12]	Other expenses are based on estimated amounts for the current fiscal year.